SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating losses carry forwards	$ 4,109,442	$ 3,569,742
Excess research and development expenses		85,866
Less: allowance on deferred tax assets	(4,109,442)	(3,655,608)	$ (2,779,285)
Deferred tax assets